INCOME TAXES - Changes in Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	$ 29,677
Deferred tax liabilities, beginning balance	(34,108)
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	(1,951)	$ 6,474
Recognized in contributed surplus	152	5,306
Recognized in OCI	(3,532)	(171)
Deferred tax assets, ending balance	24,579	29,677
Deferred tax liabilities, ending balance	(38,925)	(34,108)
Deferred tax assets and liabilities, beginning balance	(4,431)	(16,931)
Deferred tax assets and liabilities, recognized in earnings (with translations adjustments)	(1,753)	7,344
Deferred tax assets and liabilities, recognized in contributed surplus	152	5,306
Deferred tax assets and liabilities, recognized in other comprehensive income	(3,483)	(150)
Deferred tax assets and liabilities, business acquisitions	(4,831)
Deferred tax assets and liabilities, ending balance	(14,346)	(4,431)
Impact due to foreign exchange rates, recognized in earnings (with translation adjustments)	(198)	(870)
Impact due to foreign exchange rates, recognized in contributed surplus	0	0
Impact due to foreign exchange rates, recognized in other comprehensive income	(49)	(21)
Deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	73,314	59,741
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	(217)	8,417
Recognized in contributed surplus	152	5,306
Recognized in OCI	(3,483)	(150)
Business acquisitions	(705)
Deferred tax assets, ending balance	69,061	73,314
Deferred tax assets, Tax credits, losses, carryforwards and other tax deductions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	10,465	11,638
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	(1,751)	(892)
Recognized in contributed surplus	0	0
Recognized in OCI	0	(281)
Business acquisitions	128
Deferred tax assets, ending balance	8,842	10,465
Deferred tax assets and liabilities, beginning balance	10,465
Deferred tax assets and liabilities, ending balance	8,842	10,465
Deferred tax assets, Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	15,882	16,020
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	(5,740)	(138)
Recognized in contributed surplus	0	0
Recognized in OCI	0	0
Business acquisitions	0
Deferred tax assets, ending balance	10,142	15,882
Deferred tax assets and liabilities, beginning balance	(37,074)
Deferred tax assets and liabilities, ending balance	(47,359)	(37,074)
Deferred tax assets, Pension and other post-retirement benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	4,231	3,966
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	339	30
Recognized in contributed surplus	0	0
Recognized in OCI	(1,360)	235
Business acquisitions	0
Deferred tax assets, ending balance	3,210	4,231
Deferred tax assets and liabilities, beginning balance	4,231
Deferred tax assets and liabilities, ending balance	3,210	4,231
Deferred tax assets, Stock-based payments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	11,929	1,766
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	1,477	4,857
Recognized in contributed surplus	152	5,306
Recognized in OCI	0	0
Business acquisitions	0
Deferred tax assets, ending balance	13,558	11,929
Deferred tax assets and liabilities, beginning balance	11,929
Deferred tax assets and liabilities, ending balance	13,558	11,929
Deferred tax assets, Accounts payable and accrued liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	8,945	6,022
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	1,201	2,923
Recognized in contributed surplus	0	0
Recognized in OCI	0	0
Business acquisitions	0
Deferred tax assets, ending balance	10,146	8,945
Deferred tax assets, Goodwill and other intangibles
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	7,083	7,028
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	1,609	55
Recognized in contributed surplus	0	0
Recognized in OCI	0	0
Business acquisitions	(924)
Deferred tax assets, ending balance	7,768	7,083
Deferred tax assets and liabilities, beginning balance	(16,038)
Deferred tax assets and liabilities, ending balance	(16,637)	(16,038)
Deferred tax assets, Trade and other receivables
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	1,152	688
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	(473)	464
Recognized in contributed surplus	0	0
Recognized in OCI	0	0
Business acquisitions	0
Deferred tax assets, ending balance	679	1,152
Deferred tax assets and liabilities, beginning balance	1,152
Deferred tax assets and liabilities, ending balance	679	1,152
Deferred tax assets, Inventories
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	1,530	1,918
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	576	(388)
Recognized in contributed surplus	0	0
Recognized in OCI	0	0
Business acquisitions	44
Deferred tax assets, ending balance	2,150	1,530
Deferred tax assets and liabilities, beginning balance	1,530
Deferred tax assets and liabilities, ending balance	2,150	1,530
Deferred tax assets, Lease liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	9,616	9,832
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	812	(216)
Recognized in contributed surplus	0	0
Recognized in OCI	0	0
Business acquisitions	47
Deferred tax assets, ending balance	10,475	9,616
Deferred tax assets and liabilities, beginning balance	9,616
Deferred tax assets and liabilities, ending balance	10,475	9,616
Deferred tax assets, Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	2,481	863
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	1,733	1,722
Recognized in contributed surplus	0	0
Recognized in OCI	(2,123)	(104)
Business acquisitions	0
Deferred tax assets, ending balance	2,091	2,481
Deferred tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities, beginning balance	(77,745)	(76,672)
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	(1,536)	(1,073)
Recognized in contributed surplus	0	0
Recognized in OCI	0	0
Business acquisitions	(4,126)
Deferred tax liabilities, ending balance	(83,407)	(77,745)
Deferred tax liabilities, Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities, beginning balance	(52,956)	(52,871)
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	(4,387)	(85)
Recognized in contributed surplus	0	0
Recognized in OCI	0	0
Business acquisitions	(158)
Deferred tax liabilities, ending balance	(57,501)	(52,956)
Deferred tax liabilities, Goodwill and other intangibles
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities, beginning balance	(23,121)	(22,893)
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	2,282	(228)
Recognized in contributed surplus	0	0
Recognized in OCI	0	0
Business acquisitions	(3,566)
Deferred tax liabilities, ending balance	(24,405)	(23,121)
Deferred tax liabilities, Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities, beginning balance	(1,668)	(908)
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	569	(760)
Recognized in contributed surplus	0	0
Recognized in OCI	0	0
Business acquisitions	(402)
Deferred tax liabilities, ending balance	$ (1,501)	$ (1,668)